Goodwill and Other Intangible Assets - Weighted Average Useful Life of Intangible Assets (Detail)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Core technology [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	16 years	17 years
Completed technology [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	10 years	11 years
Product trade names [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	14 years	15 years
Customer relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	15 years	16 years
Non-compete contracts [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	2 years	3 years
Corporate trade names [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	Indefinite life	Indefinite life